Investment in LLC (Tables)	9 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summary of Financial Information

Summarized financial information for Meatball Obsession, LLC is as follows:

Balance Sheet Data

	September 30, 2012	December 31, 2011
Assets
Cash	$17,882	$246,100
Accounts receivable	3,632	-
Inventory	17,186	-
Property & equipment	75,704	-
Other assets	46,585	32,500
Total Assets	$160,989	$278,600

Liabilities and Members’ Equity
Accounts payable	39,266	-
Other current liabilities	3,749	-
Total Current Liabilities	43,015	-
Members’ Equity	117,974	278,600
Total Liabilities and Members’ Equity	$160,989	$278,600

Statement of Operations Data

	September 30, 2012	September 30, 2011
Revenues	$214,360	$-
Cost of goods sold	94,204	-
Expenses	392,613	92,475
Net operating loss	(272,457)	(92,475)
Other income (expenses)	(688)	88
Net loss	$(273,145)	$(92,387)